Parent Company Only Condensed Financial Information - Summary of Investments Accounted for Using the Equity Method (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Disclosure of detailed information of investments accounted for using the equity method [Line Items]
Investments accounted for using equity method	¥ 0	¥ 2,609	¥ 39,271	¥ 459,496
Parent [member]
Disclosure of detailed information of investments accounted for using the equity method [Line Items]
Investments in subsidiaries and associates	88,408,748	101,196,485	105,158,810
Investments accounted for using equity method	¥ 88,408,748	¥ 101,196,485	¥ 105,158,810